Schedule of accrued expenses to related parties (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	€ 230,712	€ 1,031,345
San Raffaele Hospital OSR [Member]
Related Party Transaction [Line Items]
Total	198,163	128,188
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Total		336,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	7,491	243,101
Carlo Russo [Member]
Related Party Transaction [Line Items]
Total	9,988	324,055
Studio Legale Lexia [Member]
Related Party Transaction [Line Items]
Total	10,070
Bernhard Gentner [Member]
Related Party Transaction [Line Items]
Total	€ 5,000